PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

One Market— Steuart Tower #1600, San Francisco, California	94105
(Address of principal executive offices)	(Zip code)

Debra A. Early

Parnassus Funds

One Market—Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1:	Reports to Shareholders

THE PARNASSUS FUNDS

Semiannual Report June 30, 2006

The Funds that do well by doing good

Parnassus Fund

Parnassus Small-Cap Fund

Parnassus Workplace Fund

Parnassus Mid-Cap Fund

Parnassus Fund	(PARNX)
Parnassus Workplace Fund	(PARWX)
Parnassus Small-Cap Fund	(PARSX)
Parnassus Mid-Cap Fund	(PARMX)

THE PARNASSUS FUNDS

August 4, 2006

DEAR SHAREHOLDER:

As of June 30, 2006, the net asset value per share (NAV) of the Parnassus Fund was $31.94, so the total return for the quarter was a loss of 6.28%. This compares to a loss of 1.44% for the S&P 500, a loss of 7.01% for the Nasdaq Composite and a loss of 2.62% for the average multi-cap core fund followed by Lipper, Inc. We underperformed relative to the S&P and the Lipper average, and we slightly outperformed the Nasdaq. For the year-to-date, the Fund is up 0.82%, while the S&P is up 2.71%, the Lipper average is up 2.48% and the Nasdaq is down 1.08%. Below is a table comparing the the Parnassus Fund with the S&P 500, the Nasdaq and the Lipper Multi-Cap Core Average over the past one-, three-, five- and ten-year periods.

Average Annual Total Returns

for periods ended June 30, 2006

	One Year	Three Years	Five Years	Ten Years
THE PARNASSUS FUND	5.67%	2.96%	(1.17)%	7.85%
S&P 500 Index	8.63%	11.21%	2.49%	8.31%
Lipper Multi-Cap Core Average	9.41%	11.91%	3.37%	8.50%
Nasdaq Composite Index	6.48%	10.91%	0.66%	6.70%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The S&P 500 and the Nasdaq Composite are unmanaged indices of common stocks and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do. Prior to May 1, 2004, the Parnassus Fund charged a sales load of a maximum of 3.5%, which is not reflected in the total return figures.

The Parnassus Funds  •  June 30, 2006    1

Analysis

Seven stocks each clipped the Fund’s NAV by 15¢ or more and were responsible for the quarterly loss. There was no particular pattern to these movements. The Fund was doing quite nicely until May 10, when the Federal Reserve raised interest rates and the stock market moved sharply downward.

The biggest loser was the popular Internet auction site, eBay, whose shares slid 24.9% from $39.00 to $29.29, slicing 36¢ off the NAV. There were three principal reasons for the stock’s decline. First, Google has started a competing on-line payment system called Checkout. Second, Google has also started a service allowing sellers to offer items at a fixed price that would compete with eBay. Third, investors think that eBay’s growth is slowing in both the auction business and in its Skype internet telephone service.

In my view, these factors did not justify the big drop in the stock price. With regard to the Checkout competition, I think that PayPal has enough of an installed base and an edge in quality to maintain a dominant share. Also, many people have PayPal accounts just for the purpose of buying or selling on eBay, so this is a captive market. The main effect of the Google competition, in my view, will be to make PayPal reduce its service charges for merchant use of the service. This will have some impact, but not as much as indicated by the decline in the stock price. Similarly, the competition from Google should not have a substantial impact on eBay’s core business since they don’t have an auction site. Google’s new service may provide some competition for eBay’s fixed-price business but eBay should still be able to maintain a dominant position. Finally, there is the question of growth. My view is that eBay’s auction business will continue to grow substantially, but not at the astronomical rates of the past. The Skype telephone business should also continue to grow quickly.

For all these reasons, I expect eBay’s stock price to bounce back sharply sometime later this year. I only wish that we had bought the stock at $29.29 instead of at our average cost of $36.25. (Of course, $36.25 looked pretty cheap at the time we bought it since the stock was down from $59.21 on 12-31-04 and down from its 52-week high of $47.86 on 1-14-06.)

Top 10 Holdings at June 30, 2006

(percentage of net assets)

Intel Corp.	5.4%
Cisco Systems Inc.	5.4%
eBay Inc.	4.6%
Bed Bath & Beyond Inc.	4.4%
Symantec Corp.	4.3%
Integrated Device Technology Inc.	3.9%
St. Jude Medical Inc.	3.9%
The Gap Inc.	3.8%
J2 Global Communications Inc.	3.4%
Plantronics Inc.	3.1%

Portfolio characteristics and holdings are subject to change periodically.

2    The Parnassus Funds  •  June 30, 2006

Parnassus Fund Portfolio Composition at June 30, 2006 (percentage of net assets)

The second largest loss was recorded by St. Jude Medical, maker of implantable heart devices such as pacemakers and defibrillators. It dropped 20.9%, from $41.00 to $32.42, resulting in a loss of 27¢ in the NAV. Lower Medicare reimbursement rates hurt the stock. In addition, this year has seen a decline in heart implants, possibly due to concerns about defective devices, although not those made by St. Jude.

Bed Bath & Beyond cost the Fund 21¢ per share, as its stock sank 13.6% from $38.40 to $33.17. The company is a home-furnishing retailer of high-quality products at very reasonable prices. I think the decline was caused by the general softness in the retail sector, perhaps caused by higher gas prices.

Invacare, a manufacturer of medical equipment, saw its stock sink 19.9% from $31.06 to $24.88 for a drop of 20¢ on the NAV. Lower reimbursement rates by Medicare also affected Invacare. The power wheelchair division of Invacare experienced stiff competition from Asian manufacturers and this put pressure on the stock.

Cisco, the giant networking company, dropped 9.9% from $21.67 to $19.53, cutting 19¢ off the NAV. Business is good at Cisco, and there were no negative announcements. I suspect that the decline was just a correction as the stock’s first quarter increase from $17.12 to $21.67 was a little too much.

Connetics, a dermatology pharmaceutical company, cost the Fund 18¢ per share, as the stock fell 30.5% from $16.93 to $11.76. Sales have been weak at the company, and its new anti-acne therapy, Velac, has not yet been approved by the Food and Drug Administration (FDA).

The Parnassus Funds  •  June 30, 2006    3

Tuesday Morning is a discount retailer of unique, high-quality products. It features ten sales events per year that begin on Tuesday morning, hence the name. The stock dropped 24.5%, going from our cost of $17.41 when we bought it during the quarter, to $13.15 on June 30 for a loss of 16¢ on the NAV. The soft retail climate contributed to the stock’s decline, but the company has also had difficulty finding enough unique products to sell at a low price, and this has reduced store traffic and result in lower overall sales.

Only two stocks gained 15¢ or more for the Fund during the quarter, but one was a real winner. J2 Global Telecommunications contributed an amazing 87¢ to each Parnassus share, as the stock soared 32.9%, climbing from $23.50 to $31.22. The company provides a service that turns faxes into e-mails and e-mails into faxes. When we invested in the company, the stock was trading at depressed levels, because the Federal Communications Commission (FCC) was considering levying a special tax on the phone lines that J2 uses to deliver the faxes. As it turned out, the FCC did not levy the tax. Earnings grew substantially and the stock soared.

3M, the diversified Minnesota-based manufacturer of thousands of products, contributed 15¢ to the NAV, as its stock climbed 8.7% from $75.69 to $82.25 where we sold it during the quarter. Stronger sales and earnings moved the stock higher, but we decided that it was fully valued, so we sold it. As it turned out, we made the right decision. In early July, the stock dropped back to $75 a share because of weaker sales for the optical film it produces for big screen television sets and computer monitors.

4    The Parnassus Funds  •  June 30, 2006

THE PARNASSUS WORKPLACE FUND

As of June 30, 2006, the NAV of the Parnassus Workplace Fund was $15.85. The total return for the quarter was a loss of 2.82%, compared to a loss of 1.44% for the S&P 500 Index and a loss of 2.62% for the average multi-cap core fund followed by Lipper, Inc. Below is a table that compares the Parnassus Workplace Fund with the S&P 500 Index and the Lipper Multi-Cap Core Average.

Average Annual Total Returns

for periods ended June 30, 2006

	Six Months	One Year	Since Inception on April 29, 2005
PARNASSUS WORKPLACE FUND	2.32%	5.37%	5.11%
S&P 500 Index	2.71%	8.63%	10.37%
Lipper Multi-Cap Core Average	2.48%	9.41%	12.41%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The S&P 500 Index is an unmanaged index of common stocks, and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do.

As you look at the table, you will notice that the return for the year-to-date (last six months) of the Fund is similar to that of the S&P 500 and the Lipper Average. However, for the one-year and since inception periods, the Fund is behind the indices. The reason for this discrepancy is that the Fund had over 70% of its assets in cash until the beginning of the fourth quarter of 2005, and stocks moved higher while we were on the sidelines in cash. For the period when we have been substantially invested, our returns have been similar to the indices.

Analysis

Six stocks in the portfolio each caused the NAV to decline by 5¢ or more during the quarter. The one that did the most damage was eBay. It knocked each Fund share down by 22¢ during the quarter as its stock price sank 24.9% from $39.00 to $29.29. A complete analysis of eBay appears in the Parnassus Fund section, so I won’t repeat it here. Let me just say that had eBay not been in the portfolio, the Fund’s loss for the quarter would have only been 1.47%—about the same as the

The Parnassus Funds  •  June 30, 2006    5

S&P, but above that of the Lipper average. eBay is a great place to work and has good business prospects, so we’ll continue to hold it in the portfolio.

The stock of Bed Bath & Beyond fell 13.6% from $38.40 to $33.17 for a loss of 9¢ on the NAV. A weak retail climate was responsible for the decline.

Affymetrix develops and manufactures DNA chip technology that analyzes genetic information to help diagnose and treat diseases. The stock dropped 22.3% during the quarter, going from $32.93 to $25.60 for a loss of 7¢ on the NAV. Equipment sales slowed as customers placed limits on their research budgets. In addition, the company had performance problems with one of its machines. The company says that it has fixed the performance problem, but Illumina, a competitor, has taken advantage of the situation to increase its sales at the expense of Affymetrix.

Cisco, the giant networking company, lost 9.9% during the quarter as its stock fell from $21.67 to $19.53 for a decline of 7¢ on the NAV. Business is strong at Cisco, but the stock fell back somewhat after it raced ahead in the first quarter.

Software firm Symantec, maker of Norton anti-virus products and Veritas storage products, declined 7.8% for the quarter, going from $16.85 to $15.54 per share, clipping 6¢ off each Parnassus share. Potential competition for its anti-virus software and integration difficulties after its merger with Veritas put pressure on the stock price.

Xilinx, a Silicon Valley semiconductor firm, saw its stock decline 11.0% from $25.46 to $22.65 for a loss of 5¢ on the NAV. An early summer sales slowdown resulted in a build-up of inventory. Margins also came under pressure when some customers switched to lower-priced semiconductors. The SEC has also started an informal inquiry into possible backdating of stock options. Backdating occurs when a company sets the option price at an earlier, lower price than the date authorized by the board, thereby creating instant gains for executives. We consider this an unethical practice, so we shall be watching developments closely. We still consider Xilinx to be a socially responsible company; therefore, we will await the results of the investigation before taking any action on the stock.

Top 10 Holdings at June 30, 2006

(percentage of net assets)

Intel Corp.	5.5%
Genentech Inc.	5.3%
eBay Inc.	5.1%
Plantronics Inc.	5.0%
Symantec Corp.	5.0%
Johnson & Johnson	4.7%
Bed Bath & Beyond Inc.	4.3%
Amgen Inc.	4.2%
The Gap Inc.	3.9%
Target Corp.	3.8%

Portfolio characteristics and holdings are subject to change periodically.

6    The Parnassus Funds  •  June 30, 2006

Parnassus Workplace Fund Portfolio Composition at June 30, 2006 (percentage of net assets)

Looking at the brighter side, three stocks in the Fund’s portfolio added 5¢ or more to the NAV. The J.M. Smucker Company, maker of jams, jellies and other food products, increased 12.6% from $39.70 to $44.70 to contribute 10¢ to the NAV. Sales and earnings increased in the second quarter, driving the stock higher. The company ranks eighth on the Fortune magazine list of the 100 Best Companies to Work For.

3M, the Minnesota-based, diversified manufacturer of thousands of products, contributed 6¢ to the NAV, as its stock rose 6.7% from $75.69 to $80.77. The stock had two big moves during the quarter. The first move came when the company announced that it was considering selling its pharmaceutical unit, so it could invest the resources in faster-growing businesses. The second move came when the company announced that it was having organic, broad-based sales growth in the range of 8%—higher than expectations. (After the end of the quarter, though, the company announced that sales would be weaker in its optical film business because of lower sales to companies making computer monitors and big-screen television sets. The stock fell back into the mid-70s, but by then, we had sold the stock at the higher price.)

Canon, the Japanese manufacturer of copiers and digital cameras, rose 10.9% from $66.05 to $73.27, adding 6¢ to the NAV. Strong sales of digital cameras moved the stock higher.

The Parnassus Funds  •  June 30, 2006    7

THE PARNASSUS SMALL-CAP FUND

As of June 30, 2006, the NAV of the Small-Cap Fund was $17.62, so the total return for the quarter was a loss of 0.90%. This may not seem like a very good return, but when you compare it to the loss of 4.98% for the Russell 2000 Index (which tracks smaller companies) or the loss of 4.64% for the average small-cap core fund followed by Lipper, Inc., it looks pretty good. Below is a table that compares our performance with that of the Russell 2000 Index and the Lipper Small-Cap Core Average.

Average Annual Total Returns

for periods ended June 30, 2006

	Six Months	One Year	Since Inception on April 29, 2005
PARNASSUS SMALL-CAP FUND	11.80%	17.38%	17.16%
Russell 2000 Index	8.27%	14.68%	22.60%
Lipper Small-Cap Core Average	6.85%	13.80%	20.41%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The Russell 2000 Index is an unmanaged index of common stocks and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do. Small-cap companies can be particularly sensitive to changing economic conditions and have fewer financial resources than large-cap companies.

Looking at the table, you will notice that the Fund not only beat the indices for the quarter, but also for the year-to-date (last six months) and for the one-year period. You will also notice, however, that we are behind the indices for the period since inception. The reason is that from inception until the end of the third quarter of 2005, the Fund’s assets were mostly in cash. While the Fund’s return was mostly flat during this period, smaller stocks moved sharply higher. Our intentions were good, since we invested slowly and carefully, but our timing was unfortunate. We have, however, outperformed both of our benchmarks since the Fund’s assets have been substantially invested.

8    The Parnassus Funds  •  June 30, 2006

Analysis

The first half of this year has been a tale of two quarters. The first quarter saw smaller companies (with market capitalizations of $3 billion or less) climb much higher. The second quarter saw these companies move sharply lower. The Fed’s decision on May 10 to increase interest rates was the catalyst that moved the stock market lower. The reason we beat the Russell 2000 and the Lipper Average for the year-to-date has more to do with limiting our losses in the second quarter than it does with our substantial gains in the first quarter. For example, the Lipper Small-Cap Core Average gained 12.07% in the first quarter while the Fund gained 12.82%. For the second quarter, though, the Lipper Average dropped 4.64% while the Fund dropped only 0.90%.

In other words, the Fund moved sharply higher with the small-cap stocks in the first quarter, but did not have a sharp decline in the second quarter. We think the reason for this is that we invested in companies with strong balance sheets and stable businesses. Another reason is that we try to invest in companies that have unique characteristics, so that there won’t be many similar companies in the marketplace, giving our companies more financial stability and less volatility.

How Individual Companies Performed

Despite our overall good performance, four holdings had a negative impact of 10¢ or more on the NAV. The company that hurt us the most was Tuesday Morning, a discount retailer of quality products. It had a negative impact of 29¢ on the NAV as the stock went from our cost of $17.42, where we bought it during the quarter, to $13.15 by June 30 for a drop of 24.5%. The reason we invested in the company is that it sells unique, high-quality products at very low prices. New products are introduced during ten sales events throughout the year, each beginning on a Tuesday morning, hence the name. Recently though, the company has had difficulty in finding enough unique products that it can acquire at low prices. This has hurt overall sales, since fewer unique products mean less traffic into the stores. Combined with the sluggish retail environment, this meant inventory stayed on the shelves and earnings plunged. We’re still hanging onto the stock, as we expect sales to get stronger when the company finds better products to sell. Also, the stock is very depressed and we expect it to bounce back sharply once sales improve.

Top 10 Holdings at June 30, 2006

(percentage of net assets)

Ciena Corp.	5.7%
J2 Global Communications Inc.	5.2%
Avocent Corp.	5.0%
Electro Scientific Industries Inc.	4.9%
Tuesday Morning Corp.	4.8%
Plantronics Inc.	4.7%
Invacare Corp.	4.2%
K-Swiss Inc.	4.0%
Tower Group Inc.	3.6%
Cherokee Inc.	3.5%

Portfolio characteristics and holdings are subject to change periodically.

The Parnassus Funds  •  June 30, 2006    9

Parnassus Small-Cap Fund Portfolio Composition at June 30, 2006 (percentage of net assets)

Invacare, a medical equipment manufacturer, reduced the NAV by 15¢ during the quarter, as its stock sank 19.9% from $31.06 to $24.88. Medicare reductions of reimbursement rates combined with stiff competition from Asian manufacturers in power wheelchairs led to depression of the stock. We’re holding our position because we think the stock is very undervalued.

The stock price of Connetics tumbled 30.5% from $16.93 to $11.76 for a loss of 12¢ on the NAV. Sales have been weak at this dermatology pharmaceutical company. The main reason for investing in this company was the promise of Velac, the company’s new therapy to counteract acne. The Food and Drug Administration (FDA) has not yet approved Velac and it’s not clear when and if it will be approved. For the present, we will hold the stock, since the company has several promising new drugs in the pipeline.

Electro Scientific Industries is a Portland, Oregon-based manufacturer of equipment used in the production of semiconductors and other electronic products. Its stock fell from our average cost of $20.35 to $17.99 for a loss of 11.6% and a drop of 12¢ on the NAV. Although business has been good at the company, its stock declined along with those of other technology firms.

10    The Parnassus Funds  •  June 30, 2006

Winners

The biggest winner of the quarter was J2 Global Telecommunications, a San Diego-based firm that turns faxes into e-mails and e-mails into faxes. J2 boosted the Fund’s NAV by 77¢, as its stock soared 32.9% from $23.50 to $31.22. The stock was trading at depressed levels at the beginning of the quarter because of a possible tax by the Federal Communications Commission (FCC) on the phone lines J2 uses to turn people’s faxes into e-mails. Todd Ahlsten, our Director of Research, visited the company in San Diego and decided that it was well managed and the employees were highly motivated. J2’s sales and earnings increased substantially, and the FCC did not impose the special tax. The stock soon climbed higher.

Applied Films Corporation added 26¢ to the Fund’s share price, as its stock rocketed 45.8% from $19.43 to $28.32 where we sold it. The company makes capital equipment for manufacturing flat panel displays and also architectural glass for office buildings. The architectural glass turns heat from the sun into electricity which fulfills the Fund’s criterion of having a positive environmental impact. The shares climbed higher because of a buyout offer from Applied Materials. We sold our shares because they became fully valued after the buyout offer was accepted.

The Tower Group, an insurance company that specializes in underwriting policies for small businesses (especially restaurants), contributed 16¢ to the NAV, as its stock rose 31.0%, soaring from $23.10 to $30.25. We invested in the Tower Group because of its expertise in insurance for small businesses—an underserved market. Our thought was that the large insurance companies could not easily enter this market and did not have the knowledge or the desire to do so. This would help to provide stability to Tower’s business. The stock price moved higher as revenue and earnings improved substantially. Part of this growth came because of the company’s investment in Castlepoint, a reinsurance company that provided capital for Tower’s growth.

The J.M. Smucker Company makes jellies, jams and other food products. It appeared on Fortune’s list of The 100 Best Companies to Work For in this year’s January issue. The stock climbed 12.6% during the quarter from $39.70 to $44.70 for a gain of 10¢ for the NAV. Stronger earnings propelled the stock higher.

The Parnassus Funds  •  June 30, 2006    11

THE PARNASSUS MID-CAP FUND

As of June 30, 2006, the NAV of the Parnassus Mid-Cap Fund was $15.91. The total return for the quarter was a loss of 4.04%, compared to a loss of 3.15% for the S&P MidCap 400 Index and a loss of 1.99% for the average mid-cap value fund followed by Lipper, Inc. Below is a table, comparing the returns of the Fund with those of the S&P MidCap Index and the Lipper Mid-Cap Value Average.

Average Annual Total Returns

for periods ended June 30, 2006

	Six Months	One Year	Since Inception on April 29, 2005
PARNASSUS MID-CAP FUND	3.99%	5.71%	6.23%
S&P MidCap 400 Index	4.24%	12.98%	18.99%
Lipper Mid-Cap Value Average	4.76%	11.50%	16.65%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The S&P MidCap 400 is an unmanaged index of common stocks and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do. Mid-cap companies can be more sensitive to changing economic conditions and have fewer financial resources than large-cap companies.

Looking at the table, you will notice that the return for the year-to-date (last six months) is similar to the return for the S&P Index, but for the one-year and since-inception figures, the Fund lags behind. The reason is that we made a decision at the outset to invest the Fund’s assets slowly and carefully; and, for this reason, the Fund’s assets were mostly in cash until the fourth quarter of 2005. From the date of inception to the end of the third quarter, the Fund’s return was flat while the S&P MidCap Index gained 16.73%. Our intentions were good, but our timing was most unfortunate.

12    The Parnassus Funds  •  June 30, 2006

Analysis

Four stocks were responsible for most of our losses during the quarter, each one causing the NAV to decline by 9¢ or more. The one that did the most damage was JDS Uniphase, a maker of optical equipment for the telecommunications industry. The stock dropped 39.3% during the quarter, as it went from $4.17 to $2.53 for a fall of 25¢ on the NAV. We purchased the stock at an average cost of $3.04 early in the year, before it ran up above $4 per share. The stock had been trading below $2 last year, before moving higher as telephone companies began placing large orders for capital equipment to expand their fiber-optic networks. As the stock rose above $4, the price exceeded the reality of the new orders and it dropped below $3. At $2.53, we believe the stock is undervalued again, since the company is now making a profit for the first time in years. We will continue to hold our position.

St. Jude Medical, a maker of implantable heart devices such as pacemakers and defibrillators, dropped 20.9%, sinking from $41.00 to $32.42 for a loss of 17¢ on the NAV. Lower Medicare reimbursement rates caused the stock to decrease. There were also fewer heart implants this year, possibly because of concerns about defective devices although not of those made by St. Jude.

Bed Bath & Beyond saw its stock drop 13.6%, sliding from $38.40 to $33.17, cutting 11¢ off the NAV. Although profit continued to grow at the company, earnings increased by only 1.5%—the smallest in ten years. Sluggish retail sales moved the stock lower.

Silicon Valley semiconductor firm, Altera, took 10¢ off the NAV, as its stock dropped 15.0%, falling from $20.64 to $17.55. Semiconductor sales have slowed down; going into the summer, and Altera has seen some inventory build-up. The company has also delayed filing its financial reports with the SEC, because of concerns about backdating of stock options. The backdating may mean the company will have to revise previous financial statements to take account of stock option costs. We are concerned about the possible backdating of options, since we regard it as an unethical business practice that gives unfair rewards to executives who price their stock options in hindsight at dates where the stock price is very low. Apparently, the backdating was done under the administration of the previous chief executive officer, not the current one, John Daane. We’re waiting to see how the investigation unfolds.

Top 10 Holdings at June 30, 2006

(percentage of net assets)

Health Management Associates Inc.	5.2%
The ServiceMaster Co.	5.0%
Symantec Corp.	4.9%
Bed Bath & Beyond Inc.	4.9%
Sysco Corp.	4.8%
Kinetic Concepts Inc.	4.6%
St. Jude Medical Inc.	4.4%
Lincare Holdings Inc.	4.4%
Xilinx Inc.	4.3%
Patterson Cos., Inc.	4.0%

Portfolio characteristics and holdings are subject to change periodically.

The Parnassus Funds  •  June 30, 2006    13

Parnassus Mid-Cap Fund Portfolio Composition at June 30, 2006 (percentage of net assets)

Two companies contributed 9¢ or more each to the Fund’s NAV. The biggest winner was J2 Global Communications. It added an amazing 59¢ to each Parnassus Mid-Cap share. J2 provides a service that turns faxes into e-mails and e-mails into faxes. The stock gained 32.9% during the quarter, as it moved from $23.50 to $31.22 per share. The stock had been trading at depressed levels when we bought it earlier this year, because of a possible new tax by the FCC on the phone lines J2 uses to deliver the faxes. The FCC decided not to levy the tax and the stock moved higher because of the tax decision and growth in sales and earnings.

Paccar, a manufacturer of trucks, contributed 9¢ to the Fund’s NAV, as its stock climbed 16.5%, rising from $70.70 to $82.38. Stronger sales and earnings moved the stock price higher.

Company Notes

Mal Mixon, chairman and chief executive officer of Invacare Corporation, received the 2006 Freedom Award from the Cleveland branch of the NAACP in recognition of his commitment to the principles of economic inclusion and diversity. Mixon invested $1 million himself and raised an additional $24 million to form the Minorities with Vision Pinnacle Capital Fund to invest in minority-owned businesses. Mixon said, “My focus has been to create more capital for African-American businesses, which eventually will create more African-American wealth to give back to the community.”

14    The Parnassus Funds  •  June 30, 2006

Adobe Systems recently launched a new philanthropy program called Adobe Youth Voices, capitalized with $10 million in cash and contributed software. The program will train young people how to communicate using video, audio, multimedia, digital art and Web design.

According to the 2006 Universum Undergraduate Survey, the Gap was named the most “Ideal Employer” by undergraduates interested in pursuing careers in retail, fashion and apparel. Tracy Lynn Van Es of Universum said, “We found that students are really looking for socially responsible companies with strong corporate values.”

New Staff Member

At the end of last year, Nancy Reyes joined us as Manager of Institutional Marketing. She handles relations with financial planners and other investment professionals as well as with institutions that invest in the Parnassus Funds. Nancy was raised in Red Bluff, California, then went to the University of California at Santa Cruz where she graduated with a degree in economics. As a student, she played tennis and rowed. After college, Nancy went to work at SKBA Capital Management in San Francisco where she worked on marketing, client service and operations. In her spare time, Nancy likes to cook and also participates in volunteer work for Spark, an organization that does advocacy and fund-raising for grass-roots international women’s organizations. She has a winning personality and has made a significant contribution to Parnassus Investments. People are impressed with her calm, professional manner and we really like having her on the staff.

I want to close by thanking all of you for investing in the Parnassus Funds.

Yours truly,

Jerome L. Dodson, President

Parnassus Investments

The Parnassus Funds  •  June 30, 2006    15

FUND EXPENSES (unaudited)

As a shareholder of the funds, you incur ongoing costs, which include portfolio management fees, administrative fees, shareholder reports, and other fund expenses. The funds do not charge transaction fees, so you do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the period of January 1, 2006 through June 30, 2006.

Actual Expenses

In the example below, the first line for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. You may compare the ongoing costs of investing in the fund with other mutual funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

16    The Parnassus Funds  •  June 30, 2006

Please note that the expenses shown in the table are meant to highlight only your ongoing costs in these funds. Therefore, the second line of each fund is useful in comparing only ongoing costs and will not help you determine the relative total costs of owning other mutual funds, which may include transactional costs such as loads.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period*
The Parnassus Fund: Actual	$1,000.00	$1,008.20	$4.93
Hypothetical (assumed 5% return)	$1,000.00	$1,019.89	$4.96

The Workplace Fund: Actual	$1,000.00	$1,023.24	$6.02
Hypothetical (assumed 5% return)	$1,000.00	$1,018.84	$6.01

The Small-Cap Fund: Actual	$1,000.00	$1,118.02	$7.35
Hypothetical (assumed 5% return)	$1,000.00	$1,017.85	$7.00

The Mid-Cap Fund: Actual	$1,000.00	$1,039.86	$7.08
Hypothetical (assumed 5% return)	$1,000.00	$1,017.85	$7.00

*	Expenses are equal to the fund’s annualized expense ratio of 0.99%, 1.20%, 1.40% and 1.40% for the Parnassus Fund, the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund respectively, multiplied by the average account value over the period, multiplied by the ratio of days in the period. The ratio of days in the period is 181/365 (to reflect the one-half year period).

The Parnassus Funds  •  June 30, 2006    17

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Apparel
119,000	Cherokee Inc.[2]	1.8%	$4,921,840

	Auto Parts
10,000	Gentex Corp.[2]	0.1%	$140,000

	Biotechnology
60,000	Amgen Inc.[1]		$3,913,800
100,000	Genentech Inc.[1]		8,180,000
75,000	Invitrogen Corp.[1]		4,955,250

		6.2%	$17,049,050

	Computer Peripherals
235,000	Avocent Corp.[1]	2.3%	$6,168,750

	Computers
50,000	International Business Machines Corp.	1.4%	$3,841,000

	Electronics
378,100	Plantronics Inc.[2]	3.1%	$8,397,601

	Food Products
200,000	Sysco Corp.	2.2%	$6,112,000

	Footwear
310,000	K-Swiss Inc.[2]	3.0%	$8,277,000

	Healthcare Products
325,000	Invacare Corp.[2]		$8,086,000
120,000	Johnson & Johnson		7,190,400
125,000	Kinetic Concepts Inc.[1]		5,518,750
325,000	St. Jude Medical Inc.[1]		10,536,500

		11.5%	$31,331,650

	Healthcare Services
210,000	Health Management Associates Inc.		$4,139,100
90,000	Lincare Holdings Inc.[1]		3,405,600

		2.8%	$7,544,700

	Industrial Manufacturing
40,000	Teleflex Inc.	0.8%	$2,160,800

	Internet
425,000	eBay Inc.[1]	4.6%	$12,448,250

	Network Products
750,000	Cisco Systems Inc.[1]	5.4%	$14,647,500

	Packaged Foods
50,000	The J.M. Smucker Co.	0.8%	$2,235,000

18	The accompanying notes are an integral part of these financial statements.

Shares	Common Stocks	Percent of Net Assets	Market Value
	Pharmaceuticals
300,000	Connetics Corp.[1,2]		$3,528,000
10,000	MedImmune Inc.[1]		271,000
190,000	Pfizer Inc.		4,459,300

		3.0%	$8,258,300

	Retail
360,000	Bed Bath & Beyond Inc.[1]		$11,941,200
100,000	Target Corp.		4,887,000
600,000	The Gap Inc.		10,440,000
325,000	Tuesday Morning Corp.[2]		4,273,750

		11.6%	$31,541,950

	Semiconductor Capital Equipment
240,000	Applied Materials Inc.		$3,907,200
15,000	Cymer Inc.[1,2]		696,900
440,000	Electro Scientific Industries Inc.[1,2]		7,915,600

		4.6%	$12,519,700

	Semiconductors
425,000	Agere Systems Inc.[1]		$6,247,500
310,000	Altera Corp.[1]		5,440,500
750,000	Integrated Device Technology Inc.[1]		10,635,000
775,000	Intel Corp.		14,686,250
220,000	Xilinx Inc.		4,983,000

		15.4%	$41,992,250

	Services
315,000	The ServiceMaster Co.	1.2%	$3,253,950

	Software
100,000	Adobe Systems Inc.[1]		$3,036,000
60,000	Avid Technology Inc.[1,2]		1,999,800
760,000	Symantec Corp.[1,2]		11,810,400

		6.2%	$16,846,200

	Telecom Equipment
650,000	Ciena Corp.[1,2]	1.0%	$3,126,500

	Telecommunications
300,000	J2 Global Communications Inc.[1,2]	3.4%	$9,366,000

	Total investment in common stocks (cost of $260,278,616)	92.4%	$252,179,991

The accompanying notes are an integral part of these financial statements.	19

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited) continued

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Certificates of Deposit [3]

100,000	Albina Community Bank
	3.695%, matures 01/24/2007		$97,732
100,000	Community Bank of the Bay
	3.730%, matures 09/06/2006		99,266
100,000	Community Capital Bank
	4.500%, matures 02/05/2007		97,600
100,000	Louisville Community Development Bank
	3.600%, matures 05/10/2007		96,570
100,000	Opportunities Credit Union
	3.000%, matures 04/25/2007		96,734
100,000	Self-Help Credit Union
	4.570%, matures 01/14/2007		97,841
100,000	South Shore Bank Cleveland
	3.950%, matures 11/02/2006		98,637
100,000	Wainwright Bank & Trust Co.
	3.250%, matures 11/04/2006		98,619

		0.3%	$782,999

	Registered Investment Companies— Money Market Funds

6,309	Evergreen U.S. Government Fund
	variable rate, 4.700%		$6,309
12,385,040	Janus Government Fund
	variable rate, 5.080%		12,385,040
7,000,003	SSGA U.S. Government Fund
	variable rate, 4.690%		7,000,003

		7.1%	$19,391,352

	Community Development Loans[3]

100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		$94,000
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		94,000
100,000	Vermont Community Loan Fund
	2.000%, matures 12/07/2006		97,387

		0.1%	$285,387

20	The accompanying notes are an integral part of these financial statements.

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies

48,864,081	State Street Navigator Securities Lending Prime Portfolio
	variable rate, 5.180%	17.9%	$48,864,081

	Total short-term securities (cost $69,323,819)	25.4%	$69,323,819

	Total securities (cost $329,602,435)	117.8%	$321,503,810

	Payable upon return of securities loaned	–17.9%	$(48,864,081)

	Other assets and liabilities – net	0.1%	288,120

	Total net assets	100.0%	$272,927,849

1	These securities are non-income producing.
2	This security or partial position of this security was on loan at June 30, 2006. The total value of the securities on loan at June 30, 2006 was $47,580,089.
3	Market value adjustments have been applied to these securities to reflect early withdrawal.
Fund holdings will vary over time.

Fund shares are not FDIC insured.

The accompanying notes are an integral part of these financial statements.	21

THE PARNASSUS FUND

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets

Investments in common stocks, at market value (identified cost $260,278,616)	$252,179,991
Investments in short-term securities (at cost which approximates market value)	69,323,819
Cash	54,538
Receivables:
Dividends and interest	133,038
Investment securities sold	3,551,338
Capital shares sold	3,543
Other assets	23,513

Total assets	$325,269,780

Liabilities

Payable upon return of loaned securities	48,864,081
Payable for investment securities purchased	3,177,736
Capital shares redeemed	130,874
Fees payable to Parnassus Investments	16,611
Accounts payable and accrued expenses	152,629

Total liabilities	$52,341,931

Net assets	$272,927,849

Net assets consist of

Undistributed net investment loss	$(411,121)
Unrealized depreciation on securities	(8,098,625)
Accumulated net realized loss	(21,294,057)
Capital paid-in	302,731,652

Total net assets	$272,927,849

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($272,927,849 divided by 8,544,526 shares)	$31.94

22	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS FUND

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment income

Dividends	$940,098
Interest	73,359
Securities lending	14,337

Total investment income	$1,027,794

Expenses

Investment advisory fees (note 5)	966,278
Transfer agent fees (note 5)	209,781
Fund administration (note 5)	102,440
Service provider fees (note 5)	14,361
Reports to shareholders	83,703
Registration fees and expenses	20,222
Custody fees	24,381
Professional fees	49,570
Trustee fees and expenses	8,467
Other expenses	39,650

Total expenses	$1,518,853
Fees waived by Parnassus Investments (note 5)	(79,842)
Expense offset (note 6)	(96)

Net expenses	$1,438,915

Net investment loss	$(411,121)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$15,003,901
Net change in unrealized appreciation (depreciation) of securities	(11,261,934)

Net realized and unrealized gain (loss) on securities	$3,741,967

Net increase in net assets resulting from operations	$3,330,846

The accompanying notes are an integral part of these financial statements.	23

THE PARNASSUS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005
Income (loss) from operations

Net investment income (loss)	$(411,121)	$1,621,251
Net realized gain (loss) from security transactions	15,003,901	19,754,743
Net change in unrealized appreciation (depreciation)	(11,261,934)	(15,147,636)

Increase (decrease) in net assets resulting from operations	$3,330,846	$6,228,358

Distributions

From net investment income	—	(1,874,198)
From realized capital gains	—	—

Dividends to shareholders	$—	$(1,874,198)

From capital share transactions

Increase (decrease) in net assets from capital share transactions	(22,787,334)	(51,863,160)

Increase (decrease) in net assets	$(19,456,488)	$(47,509,000)

Net assets

Beginning of period	292,384,337	339,893,337
End of period (including undistributed net investment loss of $314,542 and $0 respectively)	$272,927,849	$292,384,337

24	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments by Industry Classification

as of June 30, 2006 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Banks
100	First Horizon National Corp.	0.3%	$4,020

	Biotechnology
600	Affymetrix Inc.[1]		$15,360
1,000	Amgen Inc.[1]		65,230
1,000	Genentech Inc.[1]		81,800

		10.5%	$162,390

	Computers
300	International Business Machines Corp.	1.5%	$23,046

	Cosmetics & Personal Care
100	Avon Products Inc.	0.2%	$3,100

	Electric Motors
800	Baldor Electric Co.	1.6%	$25,032

	Electronic Distribution
400	CDW Corp.	1.4%	$21,860

	Electronics
3,500	Plantronics Inc.	5.0%	$77,735

	Financial Services
700	American Express Co.	2.4%	$37,254

	Footwear
100	Timberland Co.[1]	0.2%	$2,610

	Healthcare Products
1,200	Johnson & Johnson	4.7%	$71,905

	Home Products
500	WD-40 Co.	1.1%	$16,785

	Industrial Manufacturing
500	3M Co.	2.6%	$40,385

	Insurance
400	AFLAC Inc.	1.2%	$18,540

	Internet
2,700	eBay Inc.[1]	5.1%	$79,083

	Leisure Manufacturing
800	Harley-Davidson Inc.	2.8%	$43,912

	Networking Products
2,800	Cisco Systems Inc.[1]	3.5%	$54,684

The accompanying notes are an integral part of these financial statements.	25

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	Office Equipment
600	Canon Inc. (ADR)	2.9%	$43,962

	Office Funiture
800	Herman Miller Inc.	1.3%	$20,616

	Packaged Foods
700	The J.M. Smucker Co.	2.0%	$31,290

	Pharmaceuticals
1,800	Pfizer Inc.	2.7%	$42,246

	Retail
2,000	Bed Bath & Beyond Inc.[1]		$66,340
100	Costco Wholesale Corp.		5,713
1,200	Target Corp.		58,644
3,500	The Gap Inc.		60,900

		12.3%	$191,597

	Semiconductors
4,500	Intel Corp.		$85,275
300	Texas Instruments Inc.		9,087
2,000	Xilinx Inc.		45,300

		9.0%	$139,662

	Software
1,300	Adobe Systems Inc.[1]		$39,468
200	Autodesk Inc.[1]		6,892
800	Hyperion Solutions Corp.[1]		22,080
5,000	Symantec Corp.[1]		77,700

		9.4%	$146,140

	Telecommunications
2,000	Nokia Corp. (ADR)	2.6%	$40,520

	Total investment in common stocks (cost $1,329,354)	86.3%	$1,338,374

26	The accompanying notes are an integral part of these financial statements.

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies—Money Market Funds

21,554	Janus Government Fund variable rate, 5.080%		$21,554
9,507	SSGA U.S. Government Fund variable rate, 4.690%		9,507

		2.0%	$31,061

	Total short-term securities (cost $31,061)	2.0%	$31,061

	Total securities (cost $1,360,415)	88.3%	$1,369,435

	Other assets and liabilities – net	11.7%	$182,151

	Total net assets	100.0%	$1,551,586

1	These securities are non-income producing.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The accompanying notes are an integral part of these financial statements.	27

THE PARNASSUS WORKPLACE FUND

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets

Investments in common stocks, at market value (identified cost $1,329,354)	$1,338,374
Investments in short-term securities (at cost which approximates market value)	31,061
Cash	199,864
Receivables:
Dividends and interest	1,028
Investment securities sold	5,392
Due from advisor	291
Other assets	14,112

Total assets	$1,590,122

Liabilities

Payable for investment securities purchased	26,693
Fees payable to Parnassus Investments	29
Professional fees payable	7,321
Accounts payable and accrued expenses	4,493

Total liabilities	$38,536

Net assets	$1,551,586

Net assets consist of

Undistributed net investment income	$3,075
Unrealized appreciation on securities	9,020
Accumulated net realized gain	27,627
Capital paid-in	1,511,864

Total net assets	$1,551,586

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($1,551,586 divided by 97,902 shares)	$15.85

28	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment income

Dividends (net of foreign tax witholding of $164)	$8,720
Interest	2,027

Total investment income	$10,747

Expenses

Investment advisory fees (note 5)	5,429
Transfer agent fees (note 5)	2,060
Fund administration (note 5)	451
Service provider fees (note 5)	245
Reports to shareholders	1,368
Registration fees and expenses	9,928
Custody fees	1,888
Professional fees	5,491
Trustee fees and expenses	26
Proxy voting fees	1,511
Pricing service fees	1,647
Other expenses	399

Total expenses	$30,443
Fees waived by Parnassus Investments (note 5)	(22,409)
Expense offset (note 6)	(362)

Net expenses	$7,672

Net investment income	$3,075

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$32,594
Net change in unrealized appreciation (depreciation) of securities	(19,250)

Net realized and unrealized gain (loss) on securities	$13,344

Net increase in net assets resulting from operations	$16,419

The accompanying notes are an integral part of these financial statements.	29

THE PARNASSUS WORK PLACE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005*
Income (loss) from operations

Net investment income (loss)	$3,075	$1,978
Net realized gain (loss) from security transactions	32,594	(3,975)
Net change in unrealized appreciation (depreciation)	(19,250)	28,270

Increase (decrease) in net assets resulting from operations	$16,419	$26,273

Distributions

From net investment income	—	(3,234)
From realized capital gains	—	—

Dividends to shareholders	$—	$(3,234)

From capital share transactions

Increase (decrease) in net assets from capital share transactions	522,205	989,923

Increase (decrease) in net assets	$538,624	$1,012,962

Net assets

Beginning of period	1,012,962	0
End of period (including undistributed net investment income of $3,075 and $0 respectively)	$1,551,586	$1,012,962

*	For the period April 29, 2005 (inception) through December 31, 2005.

30	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Apparel
2,000	Cherokee Inc.		$82,720
100	Talbots Inc.		1,845

		3.6%	$84,565

	Auto Parts
800	Gentex Corp.	0.5%	$11,200

	Biotechnology
900	Affymetrix Inc.[1]	1.0%	$23,040

	Chemicals
500	Calgon Carbon Corp.	0.1%	$3,045

	Computer Peripherals
4,500	Avocent Corp.[1]	5.0%	$118,125

	Distribution
2,000	Handleman Co.	0.7%	$16,300

	Electronics
5,000	Plantronics Inc.		$111,050
15,000	Sanmina-SCI Corp.[1]		69,000

		7.6%	$180,050

	Footwear
3,600	K-Swiss Inc.		$96,120
1,000	Wolverine World Wide Inc.		23,330

		5.0%	$119,450

	Healthcare Products
800	Cooper Cos., Inc.		$35,432
1,400	Cytyc Corp.[1]		35,504
4,000	Invacare Corp.		99,520
1,700	Kinetic Concepts Inc.[1]		75,055
700	Steris Corp.		16,002

		11.0%	$261,513

	Home Products
500	WD-40 Co.	0.7%	$16,785

	Industrial Manufacturing
1,500	Teleflex Inc.	3.4%	$81,030

	Insurance
2,800	Tower Group Inc.	3.6%	$84,700

	Media
300	Dow Jones & Co., Inc.	0.4%	$10,503

The accompanying notes are an integral part of these financial statements.	31

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	Networking Products
6,000	3Com Corp.[1]	1.3%	$30,720

	Packaged Foods
1,500	The J.M. Smucker Co.	2.8%	$67,050

	Pharmaceuticals
3,000	Connetics Corp.[1]	1.5%	$35,280

	Retail
1,000	Borders Group Inc.		$18,460
600	Petco Animal Supplies Inc.[1]		12,258
5,000	Restoration Hardware Inc.[1]		35,900
8,600	Tuesday Morning Corp.		113,090

		7.6%	$179,708

	Semiconductor Capital Equipment
400	Cymer Inc.[1]		18,584
6,500	Electro Scientific Industries Inc.[1]		116,935

		5.7%	$135,519

	Semiconductors
2,000	Agere Systems Inc.[1]		$29,400
5,000	Exar Corp.[1]		66,350
4,700	Integrated Device Technology Inc.[1]		66,646

		6.8%	$162,396

	Software
1,500	Avid Technology Inc.[1]		$49,995
700	Hyperion Solutions Corp.[1]		19,320
5,000	TIBCO Software Inc.[1]		35,250

		4.4%	$104,565

	Telecom Equipment
28,000	Ciena Corp.[1]	5.7%	$134,680

	Telecom Services
800	Convergys Corp.[1]	0.7%	$15,600

	Telecommunications
4,000	J2 Global Communications Inc.[1]		$124,880
3,500	JDS Uniphase Corp.[1]		8,855

		5.6%	$133,735

	Total investment in common stocks (cost $1,941,441)	84.7%	$2,009,559

32	The accompanying notes are an integral part of these financial statements.

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies—Money Market Funds

74,578	Janus Government Fund variable rate, 5.080%		$74,578
91,043	SSGA U.S. Government Fund variable rate, 4.690%		91,043

		7.0%	$165,621

	Total short-term securities (cost $165,621)	7.0%	$165,621

	Total securities (cost $2,107,062)	91.7%	$2,175,180

	Other assets and liabilities – net	8.3%	$196,881

	Total net assets	100.0%	$2,372,061

1	These securities are non-income producing.
Fund holdings will vary over time.

Fund shares are not FDIC insured.

The accompanying notes are an integral part of these financial statements.	33

THE PARNASSUS SMALL-CAP FUND

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets

Investments in common stocks, at market value (identified cost $1,941,441)	$2,009,559
Investments in short-term securities (at cost which approximates market value)	165,621
Cash	136,121
Receivables:
Dividends and interest	1,035
Investment securities sold	71,754
Capital shares sold	221
Due from advisor	601
Other assets	14,088

Total assets	$2,399,000

Liabilities

Payable for investment securities purchased	14,496
Fees payable to Parnassus Investments	162
Professional fees payable	7,307
Accounts payable and accrued expenses	4,974

Total liabilities	$26,939

Net assets	$2,372,061

Net assets consist of

Undistributed net investment loss	$(4,694)
Unrealized appreciation on securities	68,118
Accumulated net realized gain	139,728
Capital paid-in	2,168,909

Total net assets	$2,372,061

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($2,372,061 divided by 134,650 shares)	$17.62

34	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS SMALL-CAP FUND

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment income

Dividends	$4,954
Interest	3,614

Total investment income	$8,568

Expenses

Investment advisory fees (note 5)	9,440
Transfer agent fees (note 5)	2,703
Fund administration (note 5)	667
Service provider fees (note 5)	315
Reports to shareholders	1,368
Registration fees and expenses	9,928
Custody fees	3,429
Professional fees	5,491
Trustee fees and expenses	33
Proxy voting fees	1,511
Pricing service fees	1,647
Other expenses	447

Total expenses	$36,979
Fees waived by Parnassus Investments (note 5)	(22,994)
Expense offset (note 6)	(743)

Net expenses	$13,242

Net investment loss	$(4,674)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$139,728
Net change in unrealized appreciation (depreciation) of securities	27,315

Net realized and unrealized gain (loss) on securities	$167,043

Net increase in net assets resulting from operations	$162,369

The accompanying notes are an integral part of these financial statements.	35

THE PARNASSUS SMALL-CAP FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005*
Income (loss) from operations

Net investment income (loss)	$(4,674)	$(1,327)
Net realized gain (loss) from security transactions	139,728	30,393
Net change in unrealized appreciation (depreciation)	27,315	40,803

Increase (decrease) in net assets resulting from operations	$162,369	$69,869

Distributions

From net investment income	—	—
From realized capital gains	—	(29,324)

Dividends to shareholders	$—	$(29,324)

From capital share transactions

Increase (decrease) in net assets from capital share transactions	985,142	1,184,005

Increase (decrease) in net assets	$1,147,511	$1,224,550

Net assets

Beginning of period	1,224,550	—
End of period (including undistributed net investment loss of $4,694 and $0 respectively)	$2,372,061	$1,224,550

*	For the period April 29, 2005 (inception) through December 31, 2005.

36	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Apparel
700	Coach Inc.[1]		$20,930
800	Liz Claiborne Inc.		29,648

		5.3%	$50,578

	Biotechnology
200	Invitrogen Corp.[1]		$13,214
100	Sigma-Aldrich Corp.		7,264

		2.1%	$20,478

	Electronics
400	Sanmina-SCI Corp.[1]		$1,840
700	Waters Corp.[1]		31,080

		3.4%	$32,920

	Financial Services
100	Charles Schwab Corp.	0.2%	$1,598

	Food Products
400	McCormick & Co., Inc.		$13,420
1,500	Sysco Corp.		45,840

		6.2%	$59,260

	Healthcare Products
1,000	Kinetic Concepts Inc.[1]		$44,150
1,300	St. Jude Medical Inc.[1]		42,146

		9.0%	$86,296

	Healthcare Services
2,500	Health Management Associates Inc.		$49,275
1,100	Lincare Holdings Inc.[1]		41,624

		9.5%	$90,899

	Industrial Manufacturing
300	PACCAR Inc.		$24,714
400	Teleflex Inc.		21,608

		4.9%	$46,322

	Insurance
100	HCC Insurance Holdings Inc.		$2,944
100	SAFECO Corp.		5,635

		0.9%	$8,579

	Media
400	Dow Jones & Co., Inc.		$14,004
400	Gannett Co.		22,372
100	Tribune Co.		3,243

		4.2%	$39,619

The accompanying notes are an integral part of these financial statements.	37

THE PARNASSUS MID-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2006 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	Medical Equipment
1,100	Patterson Cos., Inc.[1]	4.0%	$38,423

	Office Equipment
300	Pitney Bowes Inc.	1.3%	$12,390

	Pharmaceuticals
100	MedImmune Inc.[1]	0.3%	$2,710

	Retail
1,400	Bed Bath & Beyond Inc.[1]		$46,438
400	Limited Brands Inc.		10,236
2,100	The Gap Inc.		36,540

		9.7%	$93,214

	Software
100	Autodesk Inc.[1]		$3,446
3,000	Symantec Corp.[1]		46,620

		5.2%	$50,066

	Semiconductors
2,000	Altera Corp.[1]		$35,100
2,000	Exar Corp.[1]		26,540
1,800	Xilinx Inc.		40,770

		10.7%	$102,410

	Services
4,600	The ServiceMaster Co.	5.0%	$47,518

	Telecommunications
1,000	J2 Global Communications Inc.[1]		$31,220
11,000	JDS Uniphase Corp.[1]		27,830

		6.2%	$59,050

	Toys & Games
200	Mattel Inc.	0.3%	$3,302

	Total investment in common stocks (cost $850,109)	88.4%	$845,632

	Other assets and liabilities – net	11.6%	$110,861

	Total net assets	100.0%	$956,493

1	These securities are non-income producing.
Fund holdings will vary over time.

Fund shares are not FDIC insured.

38	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Statement of Assets and Liabilities

June 31, 2006 (unaudited)

Assets

Investments in common stocks, at market value (identified cost $850,109)	$845,632
Cash	114,877
Receivables:
Dividends and interest	317
Investment securities sold	11,461
Other assets	14,081

Total assets	$986,368

Liabilities

Payable for investment securities purchased	17,649
Fees payable to Parnassus Investments	4
Professional fees payable	7,356
Accounts payable and accrued expenses	4,866

Total liabilities	$29,875

Net assets	$956,493

Net assets consist of

Undistributed net investment loss	$(1,700)
Unrealized depreciation on securities	(4,477)
Accumulated net realized gain	38,097
Capital paid-in	924,573

Total net assets	$956,493

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($956,493 divided by 60,102 shares)	$15.91

The accompanying notes are an integral part of these financial statements.	39

THE PARNASSUS MID-CAP FUND

Statement of Operations

Six Months Ended June 30, 2006 (unaudited)

Investment income

Dividends	$2,796
Interest	1,177
Other income	9

Total investment income	$3,982

Expenses

Investment advisory fees (note 5)	3,446
Transfer agent fees (note 5)	1,335
Fund administration (note 5)	286
Service provider fees (note 5)	145
Reports to shareholders	1,368
Registration fees and expenses	9,928
Custody fees	1,816
Professional fees	5,491
Trustee fees and expenses	18
Proxy voting fees	1,511
Pricing service fees	1,647
Other expenses	572

Total expenses	$27,563
Fees waived by Parnassus Investments (note 5)	(21,690)
Expense offset (note 6)	(191)

Net expenses	$5,682

Net investment loss	$(1,700)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$38,097
Net change in unrealized appreciation (depreciation) of securities	(15,465)

Net realized and unrealized gain (loss) on securities	$22,632

Net increase in net assets resulting from operations	$20,932

40	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005*
Income (loss) from operations

Net investment income (loss)	$(1,700)	$1,320
Net realized gain (loss) from security transactions	38,097	6,041
Net change in unrealized appreciation (depreciation)	(15,465)	10,988

Increase (decrease) in net assets resulting from operations	$20,932	$18,349

Distributions

From net investment income	—	(1,546)
From realized capital gains	—	(6,041)

Dividends to shareholders	$—	$(7,587)

From capital share transactions

Increase (decrease) in net assets from capital share transactions	295,159	629,640

Increase (decrease) in net assets	$316,091	$640,402

Net assets

Beginning of period	640,402	—
End of period (including undistributed net investment loss of $1,700 and $0 respectively)	$956,493	$640,402

*	For the period April 29, 2005 (inception) through December 31, 2005.

The accompanying notes are an integral part of these financial statements.	41

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Significant Accounting Policies

The Parnassus Funds (the “Trust”), formerly The Parnassus Fund, is a Massachusetts Business Trust registered under the Investment Company Act of 1940 as a diversified, open-end investment management company comprised of four separate funds (the “funds”), each offering separate shares. The Parnassus Fund began operations on December 27, 1984. Three new funds, the Parnassus Workplace Fund, the Parnassus Small-Cap Fund and the Parnassus Mid-Cap Fund began operations on April 29, 2005.

Securities Valuations

Equity securities that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or on the Nasdaq’s National Market System official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices. Long-term, fixed-income securities are valued each business day using prices based on procedures established by independent pricing services and approved by the Board of Trustees (the “Trustees”). Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers, and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued by the pricing services based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. Short-term investments in U.S. Government Agency discount notes, certificates of deposit and community development loans are valued at amortized cost, which approximates market value. Investments in registered investment companies are valued at their net asset value.

Investments where market quotations are not readily available are priced at their fair value, in accordance with procedures established by the Trustees. In determining fair value, the Trustees may consider a variety of information including, but not limited to, the following: price based upon a multiple of earnings or sales, fundamental analytical data and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit and community development loans as an estimate of potential penalties for early withdrawal.

Federal Income Taxes

The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Securities Transactions

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in, first-out for both financial statement and federal income tax purposes.

Investment Income, Expenses and Distributions

Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis. Distributions to shareholders are recorded on the record date.

Securities Lending

The Parnassus Fund lends securities to approved financial institutions to earn additional income and receives cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the fund could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

Repurchase Agreements

Collateral from securities lending may include investments in repurchase agreements secured by U.S. government obligations or other securities. Securities pledged as collateral for repurchase agreements are held by the funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Offering costs

Included in other assets for the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund are the costs of registering and qualifying new shares for distribution under federal and state securities law. Offering costs are amortized over one year.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

2. Tax Matters and Distributions

As of June 30, 2006, the cost of investments in long-term securities; and net unrealized appreciation (depreciation); for income tax purposes were as follows:

	Parnassus Fund	Workplace Fund	Small-Cap Fund	Mid-Cap Fund
Cost of investment	$260,423,197	$1,330,154	$1,941,461	$850,109
Unrealized appreciation	11,386,752	56,064	184,464	18,126
Unrealized depreciation	(19,629,958)	(47,844)	(116,366)	(22,603)
Net unrealized appreciation (depreciation)	$(8,243,206)	$8,220	$68,098	$(4,477)

The Parnassus Fund had available for federal income tax purposes unused capital losses of $11,779,417 expiring in 2010, $20,875,253 expiring in 2011 and $2,413,315 expiring in 2012. The Parnassus Fund incurred $1,085,392 of post-October capital losses as of December 31, 2005, which were deferred until 2006 for tax purposes.

Net investment income and realized gains differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

3. Capital Stock

Parnassus Fund: As of June 30, 2006, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $302,731,653. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	203,450	$6,756,838	363,307	$11,074,215
Shares issued through dividend reinvestment	—	—	56,650	1,804,305
Shares repurchased	(889,012)	(29,544,172)	(2,121,930)	(64,741,680)
Net increase (decrease)	(685,562)	$(22,787,334)	(1,701,973)	$(51,863,160)

Workplace Fund: As of June 30, 2006, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $1,511,864. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2006		Period Ended December 31, 2005(a)
	Shares	Amount	Shares	Amount
Shares sold	36,127	$580,932	65,432	$990,196
Shares issued through dividend reinvestment	—	—	203	3,163
Shares repurchased	(3,632)	(58,727)	(229)	(3,436)
Net increase (decrease)	32,495	$522,205	65,406	$989,923

Small-Cap Fund: As of June 30, 2006, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $2,168,909. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2006		Period Ended December 31, 2005(a)
	Shares	Amount	Shares	Amount
Shares sold	63,191	$1,093,233	77,180	$1,175,520
Shares issued through dividend reinvestment	—	—	1,849	29,248
Shares repurchased	(6,223)	(108,091)	(1,348)	(20,763)
Net increase (decrease)	56,968	$985,142	77,681	$1,184,005

Mid-Cap Fund: As of June 30, 2006, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $924,573. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2006		Period Ended December 31, 2005(a)
	Shares	Amount	Shares	Amount
Shares sold	21,284	$343,704	43,202	$649,372
Shares issued through dividend reinvestment	—	—	489	7,502
Shares repurchased	(3,053)	(48,545)	(1,821)	(27,234)
Net increase (decrease)	18,231	$295,159	41,870	$629,640

(a)	For the period April 29, 2005 (inception) through December 31, 2005.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2006 were as follows:

	Purchases	Sales
Parnassus Fund	$239,407,779	$282,880,124
Workplace Fund	$932,849	$540,859
Small-Cap Fund	$2,036,510	$1,300,671
Mid-Cap Fund	$700,136	$512,220

5. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to the funds, Parnassus Investments is entitled to receive fees payable monthly, based on each fund’s average daily net assets for the month, at the following annual rates:

Parnassus Fund: 1.00% of the first $10,000,000, 0.75% of the next $20,000,000, 0.70% of the next $70,000,000, 0.65% of the next $100,000,000 and 0.60% of the remaining balance. Workplace Fund and Mid-Cap Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.70% of the amount above $500,000,000. Small-Cap Fund: 1.00% of the first $100,000,000, 0.90% of the next $100,000,000, 0.85% of the next $300,000,000 and 0.80% of the amount above $500,000,000. For the six-month period ended June 30, 2006, Parnassus Investments has contractually agreed to reduce its investment advisory fee through May 1, 2007 to the extent necessary to limit total operating expenses to 0.99% of net assets for the Parnassus Fund, 1.20% of net assets for the Workplace Fund and 1.40% of net assets for the Small-Cap Fund and the Mid-Cap Fund.

As a result of fee waivers, the investment advisory fee for the six-month period ended June 30, 2006 was 0.62% and Parnassus Investments received net advisory fees totaling $966,278 for the Parnassus Fund. For the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund advisory fees and other expenses were waived as a result of the contractual expense limitations.

Parnassus Investments receives fees under terms of a separate agreement which provides for furnishing transfer agent and fund administration services to the funds. The transfer agent fee was $2.50 per month per account plus any out-of-pocket expenses. The funds pay the monthly fee based on the number of accounts on record at each month-end. The fund administration reflects annual rates based on net assets for all funds managed by Parnassus Investments and was allocated based on respective fund net assets. The annualized fund administration services fee was 0.07% of average net assets under this new agreement for the six-month period ended June 30, 2006.

Parnassus Investments may also arrange for third parties to provide certain services, including account maintenance, recordkeeping and other personal services to their clients who invest in the funds. For these services, the funds may pay service providers an aggregate service fee on invested accounts at a rate not to exceed 0.25% per annum of the average daily net assets.

Jerome L. Dodson is the president of the Trust and is the president and majority shareholder of Parnassus Investments. As of June 30, 2006, 24%,18% and 39% of the capital shares of the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund, respectively, represent initial capital investments held by Parnassus Investments and Jerome L. Dodson.

6. Expense Offset Arrangement

The funds have entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian fees. During the six-month period ended June 30, 2006, the custodian fees were reduced as indicated in the statement of operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplemental data for the six-month period ended June 30, 2006 and each of the five years ended December 31 are as follows:

Parnassus Fund (d)

	June 30, 2006 (unaudited)		2005	2004	2003	2002	2001
Net asset value at beginning of year	$31.68		$31.09	$30.05	$25.79	$36.99	$39.22
Income (loss) from operations:
Net investment income(c)	(0.05)		0.16	0.12	0.02	0.14	0.68
Net realized and unrealized gain (loss) on securities	0.31		0.63	1.05	4.32	(10.51)	2.39
Total income (loss) from investment operations	0.26		0.79	1.17	4.34	(10.37)	3.07
Distributions:
Dividends from net investment income	—		(0.20)	(0.13)	(0.08)	—	(0.56)
Distributions from net realized gain on securities	—		—	—	—	(0.83)	(4.74)
Total distributions	—		(0.20)	(0.13)	(0.08)	(0.83)	(5.30)
Net asset value at end of period	$31.94		$31.68	$31.09	$30.05	$25.79	$36.99
Total overall return	0.82	%(a)	2.55%	3.89%	16.83%	(28.05)%	7.84%
Ratios/supplemental data:
Ratio of gross expenses to average net assets	1.05	%(b)	1.03%	0.99%	1.03%	1.06%	1.00%
Ratio of net expenses to average net assets (net of reimbursement and credit offset arrangements)	0.99	%(b)(f)	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.28	%)(b)	0.53%	0.40%	0.07%	0.45%	1.73%
Portfolio turnover rate	84.00	%(a)	136.07%	119.80%	61.33%	142.04%	127.43%
Net assets, end of period (000’s)	$272,928		$292,384	$339,893	$369,555	$303,207	$405,536

Parnassus Workplace Fund (e)

	June 30, 2006 (unaudited)	2005
Net asset value at beginning of period	$15.49	$15.00
Income (loss) from operations:
Net investment income (loss)(c)	0.04	0.04
Net realized and unrealized gain (loss) on securities	0.32	0.50
Total income (loss) from investment operations	0.36	0.54
Distributions:
Dividends from net investment income	—	(0.05)
Distributions from net realized gain on securities	—	—
Total distributions	—	(0.05)
Net asset value at end of period	$15.85	$15.49
Total overall return(a)	2.32%	3.60%
Ratios/supplemental data:
Ratio of gross expenses to average net assets(b)	4.76%	6.91%
Ratio of net expenses to average net assets (net of reimbursement and credit offset arrangements) (b)(f)	1.20%	1.20%
Ratio of net investment income (loss) to average net assets(b)	0.48%	0.39%
Portfolio turnover rate(a)	46.51%	27.55%
Net assets, end of period (000’s)	$1,552	$1,013

Parnassus Small-Cap Fund (e)

	June 30, 2006 (unaudited)	2005
Net asset value at beginning of period	$15.76	$15.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on securities	1.90	1.18
Total income (loss) from investment operations	1.86	1.15
Distributions:
Dividends from net investment income	—	(0.39)
Distributions from net realized gain on securities	—	—
Total distributions	—	(0.39)
Net asset value at end of period	$17.62	$15.76
Total overall return(a)	11.80%	7.65%
Ratios/supplemental data:
Ratio of gross expenses to average net assets(b)	3.90%	7.27%
Ratio of net expenses to average net assets (net of reimbursement and credit offset arrangements) (b)(f)	1.40%	1.40%
Ratio of net investment income (loss) to average net assets(b)	(0.49)%	(0.27)%
Portfolio turnover rate(a)	77.96%	86.20%
Net assets, end of period (000’s)	$2,372	$1,225

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Parnassus Mid-Cap Fund (e)

	June 30, 2006 (unaudited)	2005
Net asset value at beginning of period	$15.30	$15.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.03)	0.04
Net realized and unrealized gain (loss) on securities	0.64	0.44
Total income (loss) from investment operations	0.61	0.48
Distributions:
Dividends from net investment income	—	(0.04)
Distributions from net realized gain on securities	—	(0.14)
Total distributions	—	(0.18)
Net asset value at end of period	$15.91	$15.30
Total overall return(a)	3.99%	3.22%
Ratios/supplemental data:
Ratio of gross expenses to average net assets(b)	6.78%	9.03%
Ratio of net expenses to average net assets (net of reimbursement and credit offset arrangements) (b)(f)	1.40%	1.40%
Ratio of net investment income (loss) to average net assets(b)	(0.42)%	0.37%
Portfolio turnover rate(a)	68.88%	31.41%
Net assets, end of period (000’s)	$956	$640

(a)	Not annualized for periods less than one year.
(b)	Annualized.
(c)	Net investment income per share is based on average daily shares outstanding.
(d)	Prior to May 1, 2004, the Parnassus Fund charged a sales load of a maximum of 3.5%, which is not reflected in the total overall return figures.
(e)	The Small-Cap Fund, the Mid-Cap Fund and the Workplace Fund commenced operations on April 29, 2005 and the period shown is from April 29, 2005 through December 31, 2005.
(f)	For the period ended June 30, 2006, Parnassus Investments has contractually limited expenses to an annualized rate of 0.99% for the Parnassus Fund, 1.20% for the Workplace Fund and 1.40% for the Small-Cap Fund and the Mid-Cap Fund. (see note 5 for details).

ADDITIONAL INFORMATION (unaudited)

Investment Advisory Agreement Renewal

The Board of Trustees of the Parnassus Funds approved the continuation of the Parnassus Fund’s investment advisory agreement with Parnassus Investments. Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by Parnassus Investments;

•	the degree to which the Parnassus Fund, the Parnassus Workplace Fund, the Parnassus Small-Cap Fund and the Parnassus Mid-Cap Fund are being managed in accordance with each fund’s stated investment objective;

•	the investment performance of each of the Parnassus Funds;

•	the cost of the services to be provided and profits to be realized by Parnassus Investments from its relationship with each of the Parnassus Funds;

•	the extent to which economies of scale would be realized as each of the Parnassus Funds grew and whether fee levels reflect these economies of scale;

•	the expense ratio of each of the Parnassus Funds; and

•	the manner in which portfolio transactions for the Parnassus Funds are conducted, including the use of soft dollars.

In considering the nature, extent and quality of the services provided by Parnassus Investments, the Board of Trustees reviewed written and oral reports prepared by Parnassus Investments describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided by Parnassus Investments to the Parnassus Funds, and a written report prepared by Lipper, Inc. comparing aspects of the portfolio management services provided by Parnassus Investments to similar services provided to comparable mutual funds. The Board concluded that Parnassus Investments was providing essential services to the Parnassus Funds. In particular, the Board concluded that Parnassus Investments was preparing reports to shareholders in addition to those required by law.

The Trustees compared the performance of each of the Parnassus Funds to benchmark indices over various periods of time and to comparable mutual funds as determined by Lipper, Inc. and concluded that the overall performance of each fund warranted the continuation of the investment advisory agreement.

In concluding that the advisory fees payable by each of the Parnassus Funds were reasonable, the Trustees reviewed a report of the costs of services provided and

ADDITIONAL INFORMATION (unaudited) continued

the profits realized, by Parnassus Investments, from its relationship with each fund and concluded that such profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases. The Trustees also reviewed reports comparing each fund’s expense ratio and advisory fees paid by each fund to those of other comparable mutual funds and concluded that the advisory fee paid by each fund and each fund’s expense ratio were within the range of comparable mutual funds. The Trustees noted that the investment advisory fee contained a number of breakpoints in an effort to reflect economies of scale that might be realized as each fund grew.

The Board reviewed reports discussing the manner in which portfolio transactions for the Parnassus Funds were conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research obtained by Parnassus Investments was beneficial to the Parnassus Funds and that Parnassus Investments was executing each fund’s portfolio transactions in a manner designed to obtain best execution for the Parnassus Funds.

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (800) 999-3505. The funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or obtaining on either the Securities and Exchange Commission’s website or our Parnassus website.

Quarterly Portfolio Schedule

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The quarterly portfolio holdings are available on the Securities and Exchange Commission’s website (www.sec.gov). The funds’ Form N-Q may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INTERN REUNION

Below is a picture taken at the intern reunion dinner on June 9, 2006. Pictured are: Back Row (from left to right): Andy Rubinson, Paul Ebner, Greg Hermanski, Stephen Dodson, Minh Bui, Mark Williams, Ben Allen, Todd Ahlsten, Patrick Rooney, Russ Caprio, David Pogran, Michael Fernandez, Derick Nguyen, and David LaSalle. Seated (from left to right): Lori Keith, Sonia Gupta, Jane Duong, Jeanine Corr, Jerome Dodson, Andrea Reichert, Katrina Dodson and Chad Brubaker.

THE PARNASSUS FUNDS

The Funds that do well by doing good

One Market – Steuart Tower, Suite 1600 San Francisco, CA 94105 (800) 999-3505 (415) 778-0200 www.parnassus.com

Investment Adviser

Parnassus Investments

One Market – Steuart Tower

Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

50 Fremont Street

San Francisco, CA 94105

Legal Counsel

Foley & Lardner LLP

777 E. Wisconsin Ave.

Milwaukee, WI 53202

Distributor

Parnassus Investments

One Market – Steuart Tower

Suite 1600 San Francisco, CA 94105

This report must be preceded or accompanied by a current prospectus.

Recycled Paper

Item 2: Code of Ethics

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 3: Audit Committee Financial Expert

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 4: Principal Accountant Fees and Services

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 5: Not applicable.

Item 6: Included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11: Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the registrant’s first fiscal half-year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits attached hereto.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference – Filed as an attachment to this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parnassus Funds

Date: August 4, 2006	By:	/s/ Jerome L. Dodson
Jerome L. Dodson President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 4, 2006	By:	/s/ Jerome L. Dodson
Jerome L. Dodson President

Date: August 4, 2006	By:	/s/ Debra A. Early
Debra A. Early Treasurer